Income Tax	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
INCOME TAX

NOTE 3 – INCOME TAX

At December 31, 2017 and 2016, the Group had an unused net operating loss carryforwards of approximately $25,123,726 and $20,081,239, respectively, for income tax purposes, which expires between 2018 to 2022 and between 2017 to 2021, respectively. At December 31, 2017 and 2016, these net operating losses carryforwards may result in future income tax benefits of approximately $5,043,944 and $4,008,863, respectively, however, because realization is uncertain at this time, a valuation allowance in the same amount has been established. Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Group’s deferred tax liabilities and assets of December 31, 2017 and 2016 are as follows:

	December 31,	December 31,
	2017	2016
Deferred tax liabilities	$-	$-
Deferred tax asset
Net operating loss carryforward	5,043,944	4,008,863
Valuation allowance	(5,043,944)	(4,008,863)
Net deferred tax asset	-	-

Movement of valuation allowance

	December 31, 2017	December 31, 2016
At the beginning of the year	$4,008,863	$2,049,352
Current year addition	823,970	2,159,518
Expired	(61,411)	-
Exchange difference	272,522	(200,007)
At the end of the year	5,043,944	4,008,863

The Company is not subject to taxation in BVI under the current BVI law. Subsidiaries operating in the PRC are subject to PRC Enterprise Income Tax at the statutory rate of 25% for the years ended December 31, 2017 and 2016. Subsidiaries operating in Hong Kong are subject to Hong Kong income taxes at a rate of 16.5% for the years ended December 31, 2017 and 2016.

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the loss before income taxes in the consolidated statements of comprehensive income is as follows:

	December 31,	December 31,
	2017	2016
Loss before income taxes	$(6,810,454)	$(13,049,031)

Tax loss at statutory tax rate	(1,655,174)	(3,386,822)
Non-deductible items	6,729,255	1,712,857
Non-taxable items	(3,789,956)	(674,189)
Change in valuation allowance	823,970	2,159,518
Tax benefits	(2,108,095)	188,636
Income tax expenses	-	-